Revenues	12 Months Ended
Mar. 31, 2026
Disclosure Of Revenue From Contracts With Customers [Abstract]
Revenues	Revenues
The disaggregation of the Company’s revenue was as follows:

	2026	2025
	$	$

Subscription revenue	370,700	344,772
Transaction-based revenue	815,091	697,273
Hardware and other revenue	41,255	34,781

Total revenues	1,227,046	1,076,826
Transaction-based revenue includes $49,961 of revenue from merchant cash advances for the fiscal year ended March 31, 2026 (2025 – $35,175). The Company discloses revenue by geographic area in note 28.
Commission assets

	2026	2025
	$	$

Balance - Beginning of fiscal year	36,887	32,970
Additions	25,387	22,757
Amortization (within sales and marketing expenses)	(22,549)	(18,840)

Balance - End of fiscal year	39,725	36,887
Contract assets

	2026	2025
	$	$

Balance - Beginning of fiscal year	32,004	32,207
Additions	27,334	16,002
Amortization (within subscription and transaction-based revenue)	(21,636)	(16,205)

Balance - End of fiscal year	37,702	32,004
Contract liabilities
Revenue recognized that was included in the deferred revenue balance at the beginning of the fiscal years ended March 31, 2026 and 2025 is $68,714 and $67,336, respectively.